Segment Information - Schedule of Key Metrics Included in Net Income or Loss (Details)	3 Months Ended
Mar. 31, 2025 USD ($)
Schedule of Key Metrics Included in Net Income or Loss [Abstract]
General and administrative expenses	$ 38,904